Filed Pursuant to Rule 497(e)
1933 Act File No. 033-06836
1940 Act File No. 811-04722

Provident Mutual Funds, Inc.

Provident Trust Strategy Fund

September 17, 2012

EXPLANATORY NOTE

On behalf of the Provident Trust Strategy Fund, a series of Provident Mutual Funds, Inc. (the “Corporation”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.  The interactive data file included as an exhibit to this filing relates to the Supplement filed with the Securities and Exchange Commission on behalf of the Corporation pursuant to Rule 497(e) under the Securities Act on September 5, 2012; such form of Supplement (Accession Number 0000894189-12-005241) is incorporated by reference into this Rule 497 Document.

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE